Segment reporting (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEGMENT REPORTING
Total revenue	R 138,288	R 172,194	R 127,392
Cost of sales, before amortisation and depreciation	(94,537)	(101,013)	(75,776)
Net other cash costs	(2,640)	(2,575)	(2,231)
Adjusted EBITDA	41,111	68,606	49,385
Amortisation and depreciation	(7,087)	(8,293)	(7,593)
Interest income	1,203	1,202	1,065
Finance expense	(2,840)	(2,496)	(3,152)
Total share-based payment expense	(218)	(383)	(512)
Net other	(2,142)	(2,832)	(393)
Non-underlying items	(299)	(5,529)	(1,550)
Royalties and carbon tax	(1,824)	(2,718)	(1,770)
Profit before tax	27,904	47,557	35,480
Current taxation	(9,282)	(13,506)	(5,374)
Deferred taxation	358	(255)	516
Profit for the year	18,980	33,796	30,622
Attributable to:
Owners of Sibanye-Stillwater	18,396	33,054	29,312
Non-controlling interests (NCI)	584	742	1,310
Sustaining capital expenditure	(4,946)	(4,119)	(2,817)
Ore reserve development	(6,640)	(5,535)	(4,150)
Growth projects	(4,313)	(3,086)	(2,649)
Total capital expenditure	(15,899)	(12,740)	(9,616)
Repayment of lease liabilities	163	142	148
Underground
SEGMENT REPORTING
Total revenue	92,325	120,403	91,369
Cost of sales, before amortisation and depreciation	(52,734)	(54,989)	(45,502)
Surface
SEGMENT REPORTING
Total revenue	10,556	11,081	10,727
Cost of sales, before amortisation and depreciation	(7,179)	(6,804)	(5,856)
Recycling/processing
SEGMENT REPORTING
Total revenue	35,407
Cost of sales, before amortisation and depreciation	(34,624)
Recycling
SEGMENT REPORTING
Total revenue		40,710	25,296
Cost of sales, before amortisation and depreciation	(30,993)	(39,220)	(24,418)
Driefontein
Attributable to:
Impairment		212
Kloof
Attributable to:
Impairment		3,642
Beatrix
Attributable to:
Impairment		1,293
Southern Africa
SEGMENT REPORTING
Total revenue	89,507	113,512	82,781
Operating segments | Battery metals
SEGMENT REPORTING
Total revenue	3,140
Cost of sales, before amortisation and depreciation	(3,631)
Net other cash costs	(87)
Adjusted EBITDA	(578)
Amortisation and depreciation	(158)
Interest income	0
Finance expense	(15)
Total share-based payment expense	0
Net other	111
Non-underlying items	0
Royalties and carbon tax	0
Profit before tax	(640)
Current taxation	0
Deferred taxation	(39)
Profit for the year	(679)
Attributable to:
Owners of Sibanye-Stillwater	(665)
Non-controlling interests (NCI)	(14)
Sustaining capital expenditure	(90)
Ore reserve development	0
Growth projects	(729)
Total capital expenditure	(819)
Operating segments | Battery metals | Underground
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Battery metals | Surface
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Battery metals | Recycling/processing
SEGMENT REPORTING
Total revenue	3,140
Cost of sales, before amortisation and depreciation	(3,631)
Operating segments | Sandouville
SEGMENT REPORTING
Total revenue	3,140
Cost of sales, before amortisation and depreciation	(3,631)
Net other cash costs	(1)
Adjusted EBITDA	(492)
Amortisation and depreciation	(153)
Interest income	0
Finance expense	(13)
Total share-based payment expense	0
Net other	23
Non-underlying items	0
Royalties and carbon tax	0
Profit before tax	(635)
Current taxation	0
Deferred taxation	0
Profit for the year	(635)
Attributable to:
Owners of Sibanye-Stillwater	(635)
Non-controlling interests (NCI)	0
Sustaining capital expenditure	(90)
Ore reserve development	0
Growth projects	0
Total capital expenditure	(90)
Operating segments | Sandouville | Underground
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Sandouville | Surface
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Sandouville | Recycling/processing
SEGMENT REPORTING
Total revenue	3,140
Cost of sales, before amortisation and depreciation	(3,631)
Operating segments | US Region/ Stillwater | US PGM operations
SEGMENT REPORTING
Total revenue	46,090	59,053	45,154
Cost of sales, before amortisation and depreciation	(38,452)	(46,787)	(32,004)
Net other cash costs	(34)	(10)	(67)
Adjusted EBITDA	7,604	12,256	13,083
Amortisation and depreciation	(2,803)	(2,601)	(2,727)
Interest income	309	382	279
Finance expense	(952)	(954)	(1,057)
Total share-based payment expense	(47)	(73)	(80)
Net other	(243)	238	31
Non-underlying items	(5)	(278)	(93)
Royalties and carbon tax	0	0	0
Profit before tax	3,863	8,970	9,436
Current taxation	(655)	(1,422)	(976)
Deferred taxation	315	(89)	(682)
Profit for the year	3,523	7,459	7,778
Attributable to:
Owners of Sibanye-Stillwater	3,523	7,459	7,778
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	(1,185)	(796)	(798)
Ore reserve development	(2,887)	(1,354)	(1,239)
Growth projects	(1,345)	(2,411)	(2,385)
Total capital expenditure	(5,417)	(4,561)	(4,422)
Operating segments | US Region/ Stillwater | US PGM operations | Underground
SEGMENT REPORTING
Total revenue	13,823	18,343	19,858
Cost of sales, before amortisation and depreciation	(7,459)	(7,567)	(7,586)
Operating segments | US Region/ Stillwater | US PGM operations | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | US Region/ Stillwater | US PGM operations | Recycling/processing
SEGMENT REPORTING
Total revenue	32,267
Cost of sales, before amortisation and depreciation	(30,993)
Operating segments | US Region/ Stillwater | US PGM operations | Recycling
SEGMENT REPORTING
Total revenue		40,710	25,296
Cost of sales, before amortisation and depreciation		(39,220)	(24,418)
Operating segments | US Region/ Stillwater | Underground
SEGMENT REPORTING
Total revenue	13,823	18,343	19,858
Cost of sales, before amortisation and depreciation	(7,459)	(7,567)	(7,586)
Net other cash costs	(34)	(10)	(67)
Adjusted EBITDA	6,330	10,766	12,205
Amortisation and depreciation	(2,799)	(2,598)	(2,722)
Interest income	81	10	1
Finance expense	(952)	(897)	(960)
Total share-based payment expense	(47)	(73)	(80)
Net other	(243)	238	31
Non-underlying items	(5)	(278)	(93)
Royalties and carbon tax	0	0	0
Profit before tax	2,365	7,168	8,382
Attributable to:
Sustaining capital expenditure	(1,184)	(791)	(795)
Ore reserve development	(2,887)	(1,354)	(1,239)
Growth projects	(1,345)	(2,411)	(2,385)
Total capital expenditure	(5,416)	(4,556)	(4,419)
Operating segments | US Region/ Stillwater | Underground | Underground
SEGMENT REPORTING
Total revenue	13,823	18,343	19,858
Cost of sales, before amortisation and depreciation	(7,459)	(7,567)	(7,586)
Operating segments | US Region/ Stillwater | Underground | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | US Region/ Stillwater | Underground | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Operating segments | US Region/ Stillwater | Underground | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | US Region/ Stillwater | Recycling
SEGMENT REPORTING
Total revenue	32,267	40,710	25,296
Cost of sales, before amortisation and depreciation	(30,993)	(39,220)	(24,418)
Net other cash costs	0	0	0
Adjusted EBITDA	1,274	1,490	878
Amortisation and depreciation	(4)	(3)	(5)
Interest income	228	372	278
Finance expense	0	(57)	(97)
Total share-based payment expense	0	0	0
Net other	0	0	0
Non-underlying items	0	0	0
Royalties and carbon tax	0	0	0
Profit before tax	1,498	1,802	1,054
Attributable to:
Sustaining capital expenditure	(1)	(5)	(3)
Ore reserve development	0	0	0
Growth projects	0	0	0
Total capital expenditure	(1)	(5)	(3)
Operating segments | US Region/ Stillwater | Recycling | Underground
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | US Region/ Stillwater | Recycling | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | US Region/ Stillwater | Recycling | Recycling/processing
SEGMENT REPORTING
Total revenue	32,267
Cost of sales, before amortisation and depreciation	(30,993)
Operating segments | US Region/ Stillwater | Recycling | Recycling
SEGMENT REPORTING
Total revenue		40,710	25,296
Cost of sales, before amortisation and depreciation		(39,220)	(24,418)
Operating segments | Southern Africa
SEGMENT REPORTING
Total revenue	89,507	113,512	82,781
Cost of sales, before amortisation and depreciation	(52,454)	(54,226)	(43,772)
Net other cash costs	(2,464)	(2,565)	(2,164)
Adjusted EBITDA	34,589	56,721	36,845
Amortisation and depreciation	(4,126)	(5,692)	(4,866)
Interest income	893	805	786
Finance expense	(1,547)	(1,233)	(1,773)
Total share-based payment expense	(169)	(310)	(432)
Net other	(2,055)	(3,121)	(424)
Non-underlying items	(153)	(5,153)	(1,386)
Royalties and carbon tax	(1,824)	(2,718)	(1,770)
Profit before tax	25,608	39,299	26,980
Current taxation	(8,623)	(12,014)	(4,353)
Deferred taxation	82	(166)	1,198
Profit for the year	17,067	27,119	23,825
Attributable to:
Owners of Sibanye-Stillwater	16,469	26,377	22,515
Non-controlling interests (NCI)	598	742	1,310
Sustaining capital expenditure	(3,671)	(3,323)	(2,019)
Ore reserve development	(3,753)	(4,181)	(2,911)
Growth projects	(2,239)	(675)	(264)
Total capital expenditure	(9,663)	(8,179)	(5,194)
Operating segments | Southern Africa | Underground
SEGMENT REPORTING
Total revenue	78,951	102,431	72,054
Cost of sales, before amortisation and depreciation	(45,275)	(47,422)	(37,916)
Operating segments | Southern Africa | Surface
SEGMENT REPORTING
Total revenue	10,556	11,081	10,727
Cost of sales, before amortisation and depreciation	(7,179)	(6,804)	(5,856)
Operating segments | Southern Africa | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa | SA PGM operations
SEGMENT REPORTING
Total revenue	71,665	85,154	54,912
Cost of sales, before amortisation and depreciation	(32,280)	(31,971)	(24,722)
Net other cash costs	(1,250)	(1,575)	(1,116)
Adjusted EBITDA	38,135	51,608	29,074
Amortisation and depreciation	(2,418)	(2,515)	(2,072)
Interest income	402	219	221
Finance expense	(831)	(666)	(662)
Total share-based payment expense	(73)	(89)	(90)
Net other	(2,025)	(4,305)	1,224
Non-underlying items	(132)	2	149
Royalties and carbon tax	(1,772)	(2,548)	(1,625)
Profit before tax	31,286	41,706	26,219
Current taxation	(8,373)	(11,745)	(3,861)
Deferred taxation	(1,332)	(367)	958
Profit for the year	21,581	29,594	23,316
Attributable to:
Owners of Sibanye-Stillwater	21,577	29,360	22,650
Non-controlling interests (NCI)	4	234	666
Sustaining capital expenditure	(2,056)	(2,019)	(1,052)
Ore reserve development	(2,123)	(1,577)	(1,125)
Growth projects	(925)	(203)	(20)
Total capital expenditure	(5,104)	(3,799)	(2,197)
Operating segments | Southern Africa | SA PGM operations | Underground
SEGMENT REPORTING
Total revenue	68,182	81,477	52,142
Cost of sales, before amortisation and depreciation	(30,528)	(30,430)	(23,551)
Operating segments | Southern Africa | SA PGM operations | Surface
SEGMENT REPORTING
Total revenue	3,483	3,677	2,770
Cost of sales, before amortisation and depreciation	(1,752)	(1,541)	(1,171)
Operating segments | Southern Africa | SA PGM operations | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa | SA PGM operations | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa | Rustenburg operation
SEGMENT REPORTING
Total revenue	29,104	31,749	20,429
Cost of sales, before amortisation and depreciation	(13,546)	(11,464)	(9,588)
Net other cash costs	151	134	51
Adjusted EBITDA	15,709	20,419	10,892
Amortisation and depreciation	(981)	(885)	(806)
Interest income	43	22	27
Finance expense	(4,618)	(4,201)	(2,841)
Total share-based payment expense	(27)	(35)	(36)
Net other	(9,353)	(12,232)	(3,847)
Non-underlying items	10	4	591
Royalties and carbon tax	(1,023)	(1,405)	(924)
Profit before tax	(240)	1,687	3,056
Current taxation	(3,169)	(4,864)	(2,635)
Deferred taxation	(590)	956	98
Profit for the year	(3,999)	(2,221)	519
Attributable to:
Owners of Sibanye-Stillwater	(3,999)	(2,221)	519
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	(690)	(619)	(326)
Ore reserve development	(687)	(629)	(417)
Growth projects	0	0	0
Total capital expenditure	(1,377)	(1,248)	(743)
Operating segments | Southern Africa | Rustenburg operation | Underground
SEGMENT REPORTING
Total revenue	27,058	29,575	18,521
Cost of sales, before amortisation and depreciation	(12,377)	(10,454)	(8,732)
Operating segments | Southern Africa | Rustenburg operation | Surface
SEGMENT REPORTING
Total revenue	2,046	2,174	1,908
Cost of sales, before amortisation and depreciation	(1,169)	(1,010)	(856)
Operating segments | Southern Africa | Rustenburg operation | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa | Rustenburg operation | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa | Marikana
SEGMENT REPORTING
Total revenue	32,753	41,610	26,865
Cost of sales, before amortisation and depreciation	(14,603)	(16,561)	(13,232)
Net other cash costs	(688)	(1,036)	(789)
Adjusted EBITDA	17,462	24,013	12,844
Amortisation and depreciation	(1,205)	(1,099)	(818)
Interest income	214	92	106
Finance expense	(320)	(328)	(259)
Total share-based payment expense	(36)	(42)	(41)
Net other	(1,599)	(985)	2,132
Non-underlying items	(136)	(1)	(435)
Royalties and carbon tax	(735)	(1,129)	(691)
Profit before tax	13,645	20,521	12,838
Current taxation	(3,766)	(4,768)	92
Deferred taxation	(693)	(1,460)	951
Profit for the year	9,186	14,293	13,881
Attributable to:
Owners of Sibanye-Stillwater	9,182	14,075	13,230
Non-controlling interests (NCI)	4	218	651
Sustaining capital expenditure	(1,072)	(1,104)	(515)
Ore reserve development	(1,436)	(947)	(708)
Growth projects	(924)	(203)	0
Total capital expenditure	(3,432)	(2,254)	(1,223)
Operating segments | Southern Africa | Marikana | Underground
SEGMENT REPORTING
Total revenue	32,753	41,610	26,865
Cost of sales, before amortisation and depreciation	(14,603)	(16,561)	(13,232)
Operating segments | Southern Africa | Marikana | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0		0
Operating segments | Southern Africa | Marikana | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa | Marikana | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa | Kroondal
SEGMENT REPORTING
Total revenue	8,371	10,293	7,973
Cost of sales, before amortisation and depreciation	(3,548)	(3,416)	(2,803)
Net other cash costs	(128)	(91)	(76)
Adjusted EBITDA	4,695	6,786	5,094
Amortisation and depreciation	(180)	(495)	(410)
Interest income	109	97	84
Finance expense	(111)	(116)	(137)
Total share-based payment expense	(9)	(12)	(13)
Net other	303	248	122
Non-underlying items	(4)	(1)	(7)
Royalties and carbon tax	(13)	(14)	(10)
Profit before tax	4,790	6,493	4,723
Current taxation	(1,288)	(1,885)	(1,300)
Deferred taxation	(60)	56	(34)
Profit for the year	3,442	4,664	3,389
Attributable to:
Owners of Sibanye-Stillwater	3,442	4,664	3,389
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	(273)	(268)	(188)
Ore reserve development	0	0	0
Growth projects	0	0	0
Total capital expenditure	(273)	(268)	(188)
Operating segments | Southern Africa | Kroondal | Underground
SEGMENT REPORTING
Total revenue	8,371	10,293	7,973
Cost of sales, before amortisation and depreciation	(3,548)	(3,416)	(2,803)
Operating segments | Southern Africa | Kroondal | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | Kroondal | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa | Kroondal | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa | Platinum Mile
SEGMENT REPORTING
Total revenue	1,437	1,503	950
Cost of sales, before amortisation and depreciation	(583)	(531)	(403)
Net other cash costs	(407)	(492)	(241)
Adjusted EBITDA	447	480	306
Amortisation and depreciation	(40)	(31)	(34)
Interest income	30	7	3
Finance expense	0	0	0
Total share-based payment expense	(1)	0	0
Net other	5	34	(14)
Non-underlying items	0	0	0
Royalties and carbon tax	0	0	0
Profit before tax	441	490	261
Current taxation	(130)	(218)	(15)
Deferred taxation	8	80	(58)
Profit for the year	319	352	188
Attributable to:
Owners of Sibanye-Stillwater	319	336	173
Non-controlling interests (NCI)	0	16	15
Sustaining capital expenditure	(21)	(28)	(23)
Ore reserve development	0	0	0
Growth projects	0	0	(20)
Total capital expenditure	(21)	(28)	(43)
Operating segments | Southern Africa | Platinum Mile | Underground
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | Platinum Mile | Surface
SEGMENT REPORTING
Total revenue	1,437	1,503	950
Cost of sales, before amortisation and depreciation	(583)	(531)	(403)
Operating segments | Southern Africa | Platinum Mile | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa | Platinum Mile | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa | Mimosa
SEGMENT REPORTING
Total revenue	4,267	4,393	3,894
Cost of sales, before amortisation and depreciation	(1,936)	(1,587)	(1,601)
Net other cash costs	(21)	(42)	(59)
Adjusted EBITDA	2,310	2,764	2,234
Amortisation and depreciation	(342)	(274)	(281)
Interest income	102	12	4
Finance expense	(36)	(5)	(14)
Total share-based payment expense	0	0	0
Net other	(499)	(43)	(16)
Non-underlying items	(1)	0	0
Royalties and carbon tax	(127)	(160)	(135)
Profit before tax	1,407	2,294	1,792
Current taxation	(208)	(574)	(450)
Deferred taxation	(138)	(18)	(42)
Profit for the year	1,061	1,702	1,300
Attributable to:
Owners of Sibanye-Stillwater	1,061	1,702	1,300
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	(864)	(499)	(414)
Ore reserve development	0	0	0
Growth projects	0	0	0
Total capital expenditure	(864)	(499)	(414)
Operating segments | Southern Africa | Mimosa | Underground
SEGMENT REPORTING
Total revenue	4,267	4,393	3,894
Cost of sales, before amortisation and depreciation	(1,936)	(1,587)	(1,601)
Operating segments | Southern Africa | Mimosa | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | Mimosa | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa | Mimosa | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa | SA gold operations
SEGMENT REPORTING
Total revenue	17,842	28,358	27,869
Cost of sales, before amortisation and depreciation	(20,174)	(22,255)	(19,050)
Net other cash costs	(1,214)	(990)	(1,048)
Adjusted EBITDA	(3,546)	5,113	7,771
Amortisation and depreciation	(1,708)	(3,177)	(2,794)
Interest income	491	586	565
Finance expense	(716)	(567)	(1,111)
Total share-based payment expense	(96)	(221)	(342)
Net other	(30)	1,184	(1,648)
Non-underlying items	(21)	(5,155)	(1,535)
Royalties and carbon tax	(52)	(170)	(145)
Profit before tax	(5,678)	(2,407)	761
Current taxation	(250)	(269)	(492)
Deferred taxation	1,414	201	240
Profit for the year	(4,514)	(2,475)	509
Attributable to:
Owners of Sibanye-Stillwater	(5,108)	(2,983)	(135)
Non-controlling interests (NCI)	594	508	644
Sustaining capital expenditure	(1,615)	(1,304)	(967)
Ore reserve development	(1,630)	(2,604)	(1,786)
Growth projects	(1,314)	(472)	(244)
Total capital expenditure	(4,559)	(4,380)	(2,997)
Operating segments | Southern Africa | SA gold operations | Underground
SEGMENT REPORTING
Total revenue	10,769	20,954	19,912
Cost of sales, before amortisation and depreciation	(14,747)	(16,992)	(14,365)
Operating segments | Southern Africa | SA gold operations | Surface
SEGMENT REPORTING
Total revenue	7,073	7,404	7,957
Cost of sales, before amortisation and depreciation	(5,427)	(5,263)	(4,685)
Operating segments | Southern Africa | SA gold operations | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa | SA gold operations | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa | Driefontein
SEGMENT REPORTING
Total revenue	4,486	7,932	6,793
Cost of sales, before amortisation and depreciation	(5,281)	(5,691)	(4,863)
Net other cash costs	(173)	(78)	(66)
Adjusted EBITDA	(968)	2,163	1,864
Amortisation and depreciation	(721)	(1,165)	(932)
Interest income	68	60	67
Finance expense	(100)	(99)	(156)
Total share-based payment expense	(20)	(20)	(22)
Net other	13	16	20
Non-underlying items	10	(202)	(27)
Royalties and carbon tax	(22)	(95)	(73)
Profit before tax	(1,740)	658	741
Current taxation	(6)	(13)	(9)
Deferred taxation	84	49	(233)
Profit for the year	(1,662)	694	499
Attributable to:
Owners of Sibanye-Stillwater	(1,662)	694	499
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	(358)	(322)	(187)
Ore reserve development	(794)	(1,177)	(742)
Growth projects	0	0	0
Total capital expenditure	(1,152)	(1,499)	(929)
Operating segments | Southern Africa | Driefontein | Underground
SEGMENT REPORTING
Total revenue	4,213	7,722	6,793
Cost of sales, before amortisation and depreciation	(5,085)	(5,559)	(4,863)
Operating segments | Southern Africa | Driefontein | Surface
SEGMENT REPORTING
Total revenue	273	210	0
Cost of sales, before amortisation and depreciation	(196)	(132)	0
Operating segments | Southern Africa | Driefontein | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa | Driefontein | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa | Kloof
SEGMENT REPORTING
Total revenue	4,486	9,294	9,795
Cost of sales, before amortisation and depreciation	(6,381)	(7,844)	(6,880)
Net other cash costs	(167)	(83)	(104)
Adjusted EBITDA	(2,062)	1,367	2,811
Amortisation and depreciation	(469)	(1,064)	(1,092)
Interest income	57	47	59
Finance expense	(95)	(85)	(151)
Total share-based payment expense	(15)	(32)	(26)
Net other	26	22	30
Non-underlying items	(14)	(3,686)	(18)
Royalties and carbon tax	(22)	(46)	(115)
Profit before tax	(2,594)	(3,477)	1,498
Current taxation	(3)	(13)	9
Deferred taxation	(184)	1,158	(322)
Profit for the year	(2,781)	(2,332)	1,185
Attributable to:
Owners of Sibanye-Stillwater	(2,781)	(2,332)	1,185
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	(455)	(488)	(392)
Ore reserve development	(620)	(930)	(722)
Growth projects	(210)	(198)	(155)
Total capital expenditure	(1,285)	(1,616)	(1,269)
Operating segments | Southern Africa | Kloof | Underground
SEGMENT REPORTING
Total revenue	3,924	8,089	8,109
Cost of sales, before amortisation and depreciation	(5,821)	(6,986)	(5,886)
Operating segments | Southern Africa | Kloof | Surface
SEGMENT REPORTING
Total revenue	562	1,205	1,686
Cost of sales, before amortisation and depreciation	(560)	(858)	(994)
Operating segments | Southern Africa | Kloof | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa | Kloof | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa | Beatrix
SEGMENT REPORTING
Total revenue	2,681	5,343	4,664
Cost of sales, before amortisation and depreciation	(3,910)	(4,565)	(3,714)
Net other cash costs	(123)	(73)	(97)
Adjusted EBITDA	(1,352)	705	853
Amortisation and depreciation	(305)	(691)	(491)
Interest income	35	31	36
Finance expense	(95)	(82)	(107)
Total share-based payment expense	(10)	(21)	(19)
Net other	34	33	28
Non-underlying items	(281)	(1,290)	(40)
Royalties and carbon tax	(3)	(29)	(46)
Profit before tax	(1,977)	(1,344)	214
Current taxation	0	(7)	(5)
Deferred taxation	154	233	(89)
Profit for the year	(1,823)	(1,118)	120
Attributable to:
Owners of Sibanye-Stillwater	(1,823)	(1,118)	120
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	(155)	(164)	(93)
Ore reserve development	(216)	(497)	(322)
Growth projects	(4)	(7)	0
Total capital expenditure	(375)	(668)	(415)
Operating segments | Southern Africa | Beatrix | Underground
SEGMENT REPORTING
Total revenue	2,632	5,143	4,500
Cost of sales, before amortisation and depreciation	(3,841)	(4,447)	(3,616)
Operating segments | Southern Africa | Beatrix | Surface
SEGMENT REPORTING
Total revenue	49	200	164
Cost of sales, before amortisation and depreciation	(69)	(118)	(98)
Operating segments | Southern Africa | Beatrix | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa | Beatrix | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa | Cooke
SEGMENT REPORTING
Total revenue	915	999	1,040
Cost of sales, before amortisation and depreciation	(822)	(808)	(671)
Net other cash costs	(717)	(611)	(642)
Adjusted EBITDA	(624)	(420)	(273)
Amortisation and depreciation	(3)	(11)	(14)
Interest income	35	22	45
Finance expense	(86)	(63)	(100)
Total share-based payment expense	0	0	0
Net other	(50)	92	36
Non-underlying items	(2)	(3)	(4)
Royalties and carbon tax	(5)	(5)	(5)
Profit before tax	(735)	(388)	(315)
Current taxation	0	0	0
Deferred taxation	0	0	0
Profit for the year	(735)	(388)	(315)
Attributable to:
Owners of Sibanye-Stillwater	(735)	(388)	(315)
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	0	0	0
Ore reserve development	0	0	0
Growth projects	0	0	0
Total capital expenditure	0	0	0
Operating segments | Southern Africa | Cooke | Underground
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | Cooke | Surface
SEGMENT REPORTING
Total revenue	915	999	1,040
Cost of sales, before amortisation and depreciation	(822)	(808)	(671)
Operating segments | Southern Africa | Cooke | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa | Cooke | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Operating segments | Southern Africa | DRDGOLD
SEGMENT REPORTING
Total revenue	5,274	4,790	5,051
Cost of sales, before amortisation and depreciation	(3,780)	(3,347)	(2,922)
Net other cash costs	40	(40)	(44)
Adjusted EBITDA	1,534	1,403	2,085
Amortisation and depreciation	(176)	(188)	(202)
Interest income	265	222	178
Finance expense	(78)	(60)	(58)
Total share-based payment expense	(19)	(19)	(141)
Net other	28	22	30
Non-underlying items	10	0	(2)
Royalties and carbon tax	0	0	0
Profit before tax	1,564	1,380	1,890
Current taxation	(226)	(263)	(492)
Deferred taxation	(125)	(77)	(97)
Profit for the year	1,213	1,040	1,301
Attributable to:
Owners of Sibanye-Stillwater	612	527	658
Non-controlling interests (NCI)	601	513	643
Sustaining capital expenditure	(647)	(330)	(295)
Ore reserve development	0	0	0
Growth projects	(124)	(47)	(46)
Total capital expenditure	(771)	(377)	(341)
Operating segments | Southern Africa | DRDGOLD | Underground
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Operating segments | Southern Africa | DRDGOLD | Surface
SEGMENT REPORTING
Total revenue	5,274	4,790	5,051
Cost of sales, before amortisation and depreciation	(3,780)	(3,347)	(2,922)
Operating segments | Southern Africa | DRDGOLD | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Operating segments | Southern Africa | DRDGOLD | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Material reconciling items
SEGMENT REPORTING
Total revenue	(449)	(371)	(543)
Cost of sales, before amortisation and depreciation	0	0	0
Net other cash costs	(55)	0	0
Adjusted EBITDA	(504)	(371)	(543)
Amortisation and depreciation	0	0	0
Interest income	1	15	0
Finance expense	(326)	(309)	(322)
Total share-based payment expense	(2)	0	0
Net other	45	51	0
Non-underlying items	(141)	(98)	(71)
Royalties and carbon tax	0	0	0
Profit before tax	(927)	(712)	(936)
Current taxation	(4)	(70)	(45)
Deferred taxation	0	0	0
Profit for the year	(931)	(782)	(981)
Attributable to:
Owners of Sibanye-Stillwater	(931)	(782)	(981)
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	0	0	0
Ore reserve development	0	0	0
Growth projects	0	0	0
Total capital expenditure	0	0	0
Material reconciling items | Keliber
SEGMENT REPORTING
Profit for the year	(143)
Material reconciling items | Underground
SEGMENT REPORTING
Total revenue	(449)	(371)	(543)
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Surface
SEGMENT REPORTING
Total revenue	0	0	0
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Material reconciling items | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Material reconciling items | Battery metals
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Net other cash costs	(86)
Adjusted EBITDA	(86)
Amortisation and depreciation	(5)
Interest income	0
Finance expense	(2)
Total share-based payment expense	0
Net other	88
Non-underlying items	0
Royalties and carbon tax	0
Profit before tax	(5)
Current taxation	0
Deferred taxation	(39)
Profit for the year	(44)
Attributable to:
Owners of Sibanye-Stillwater	(30)
Non-controlling interests (NCI)	(14)
Sustaining capital expenditure	0
Ore reserve development	0
Growth projects	(729)
Total capital expenditure	(729)
Material reconciling items | Battery metals | Underground
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Material reconciling items | Battery metals | Surface
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Material reconciling items | Battery metals | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Material reconciling items | Southern Africa | Underground
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Southern Africa | Surface
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation	0	0	0
Material reconciling items | Southern Africa | Recycling/processing
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation	0
Material reconciling items | Southern Africa | Recycling
SEGMENT REPORTING
Cost of sales, before amortisation and depreciation		0	0
Material reconciling items | Southern Africa | SA PGM operations
SEGMENT REPORTING
Total revenue	(4,267)	(4,394)	(5,199)
Cost of sales, before amortisation and depreciation	1,936	1,588	2,905
Net other cash costs	(157)	(48)	(2)
Adjusted EBITDA	(2,488)	(2,854)	(2,296)
Amortisation and depreciation	330	269	277
Interest income	(96)	(11)	(3)
Finance expense	4,254	3,984	2,589
Total share-based payment expense	0	0	0
Net other	9,118	8,673	2,847
Non-underlying items	(1)	0	0
Royalties and carbon tax	126	160	135
Profit before tax	11,243	10,221	3,549
Current taxation	188	564	447
Deferred taxation	141	19	43
Profit for the year	11,572	10,804	4,039
Attributable to:
Owners of Sibanye-Stillwater	11,572	10,804	4,039
Non-controlling interests (NCI)	0	0	0
Sustaining capital expenditure	864	499	414
Ore reserve development	0	(1)	0
Growth projects	(1)	0	0
Total capital expenditure	863	498	414
Material reconciling items | Southern Africa | SA PGM operations | Underground
SEGMENT REPORTING
Total revenue	(4,267)	(4,394)	(5,111)
Cost of sales, before amortisation and depreciation	1,936	1,588	2,817
Material reconciling items | Southern Africa | SA PGM operations | Surface
SEGMENT REPORTING
Total revenue	0	0	(88)
Cost of sales, before amortisation and depreciation	0	0	88
Material reconciling items | Southern Africa | SA PGM operations | Recycling/processing
SEGMENT REPORTING
Total revenue	0
Cost of sales, before amortisation and depreciation	0
Material reconciling items | Southern Africa | SA PGM operations | Recycling
SEGMENT REPORTING
Total revenue		0	0
Cost of sales, before amortisation and depreciation		0	0
Material reconciling items | Southern Africa | SA gold operations
SEGMENT REPORTING
Total revenue	0	0	526
Cost of sales, before amortisation and depreciation	0	0	0
Net other cash costs	(74)	(105)	(95)
Adjusted EBITDA	(74)	(105)	431
Amortisation and depreciation	(34)	(58)	(63)
Interest income	31	204	180
Finance expense	(262)	(178)	(539)
Total share-based payment expense	(32)	(129)	(134)
Net other	(81)	999	(1,792)
Non-underlying items	256	26	(1,444)
Royalties and carbon tax	0	5	94
Profit before tax	(196)	764	(3,267)
Current taxation	(15)	27	5
Deferred taxation	1,485	(1,162)	981
Profit for the year	1,274	(371)	(2,281)
Attributable to:
Owners of Sibanye-Stillwater	1,281	(366)	(2,282)
Non-controlling interests (NCI)	(7)	(5)	1
Sustaining capital expenditure	0	0	0
Ore reserve development	0	0	0
Growth projects	(976)	(220)	(43)
Total capital expenditure	(976)	(220)	(43)
Material reconciling items | Southern Africa | SA gold operations | Underground
SEGMENT REPORTING
Total revenue	0	0	510
Material reconciling items | Southern Africa | SA gold operations | Surface
SEGMENT REPORTING
Total revenue	0	0	16
Material reconciling items | Southern Africa | SA gold operations | Recycling/processing
SEGMENT REPORTING
Total revenue	R 0
Material reconciling items | Southern Africa | SA gold operations | Recycling
SEGMENT REPORTING
Total revenue		R 0	R 0